DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 15,855	$ 9,966
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,626	3,482
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 11,229	$ 6,484